Accounts payable (Details Narrative) - Dec. 31, 2023	USD ($)	CHF (SFr)
Carlos Moreira
Defined Benefit Plan Disclosure [Line Items]
Payables	$ 459,600	SFr 386,683
Peter Ward
Defined Benefit Plan Disclosure [Line Items]
Payables	295,337	248,480
Board Members
Defined Benefit Plan Disclosure [Line Items]
Payables	71,000
Other Related Parties
Defined Benefit Plan Disclosure [Line Items]
Payables	$ 104,114	SFr 87,595